Supplemental cash flow information - Non-cash investing and financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-cash investing and financing activities
Purchases of property, plant and equipment in trade payables	$ 114,486	$ 96,011	$ 79,623
Purchases of intangible assets in trade payables - related parties and accrued expenses - related parties	140,007	129,019	74,781
Initial recognition of ROU assets and lease liabilities	70,078	54,569	43,514
Initial recognition of investment in associates	9,608	29,400	0
Prepaid assets and warrant liabilities assumed upon closing of the merger with GGI	0	0	57,040
Gores Guggenheim, Inc. Business Combination Agreement (BCA)
Non-cash investing and financing activities
Issuance of Earn-out rights upon closing of the merger with GGI	$ 0	$ 0	$ 1,500,638